Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Dec. 20, 2013	Dec. 31, 2013
Warrant liability [Line Items]
Stock Price	$ 10.18	$ 8.55
Dividend Yield (in dollars per share)	$ 0	$ 0
Risk-free rate	0.70%	0.78%
Expected Term	3 years	2 years 11 months 19 days
Expected Volatility	44.71%	44.69%